SHARE CAPITAL AND PREMIUM (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 7,206	$ 7,250		$ 7,235
Ordinary shares issued - share premium	16	9		15
Preference shares redeemed	0	(53)		0
Balance at end of year	$ 7,222	7,206		7,250
Less: held within the Group
Redeemable preference shares				(53)
Share premium, net of treasury shares		7,206		7,197			7,222
Share capital and premium		7,223	[1]	7,214	[1]		$ 7,239
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares							600,000,000
Par value per share (in cents per share) | R / shares						R 0.25
Authorised (1) | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		$ 23		$ 23			$ 23
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in cents per share) | R / shares						R 0.25
Number of shares issued and fully paid (in shares) | shares		417,501,452		416,890,087			418,600,473
Share capital		$ 17		$ 17			$ 17

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.